Sharon Tomko Talcott Resolution Law Group The Hartford One Hartford Plaza (NP4-TR1) Hartford, CT 06115 Tel. 1-860-547-4416 sharon.tomko@thehartford.com

May 4, 2016

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management

Re: See Exhibit “A” attached

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.
The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants' most recent post-effective amendment; and

2.	The text of the Registrants' most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 21, 2016.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4416.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings

Exhibit A

Hartford Life Insurance Company Separate Account Two (“Registrant”)
File No. 333-101931    Nations III/IIIR

Hartford Life Insurance Company Separate Account Three (“Registrant”)
File No. 333-119414    Director M
Director M Platinum
AmSouth VA M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
File No. 333-119419    Director M Access
File No. 333-119415    Director M Edge
File No. 333-119422    The Director M Plus
AmSouth VA M Plus
The Director M Select Plus
File No. 333-119417    The Director M Outlook
Director M Platinum Outlook
AmSouth VA M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

File No. 333-136543	The Director

File No. 333-101927	Hartford Select Leaders 2-4

File No. 333-102625	Hartford Select Leaders Outlook 1-2

Hartford Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-176150    HPRM III
Huntington HPRM III
File No. 333-176149    HPRM Select III
File No. 333-168986    HPRM II
Huntington HPRM II
File No. 333-168990    HPRM Select II
File No. 333-148564    HPRM I
Huntington HPRM I
HPRM Select I
File No. 333-148570    Hartford Leaders IV
Hartford Leaders Platinum I
Hartford Leaders / Chase III
Huntington Hartford Leaders II
Hartford Leaders Ultra
Hartford Leaders Select II
File No. 333-148553    Hartford Leaders Foundation
File No. 333-101932    Hartford Leaders 2-3
Wells Fargo Leaders 1-2
Hartford Leaders / Chase 1-2
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders V

Hartford Life Insurance Company Separate Account Seven (“Registrant”) (cont’d)
File No. 333-101937    Hartford Leaders Access 2-3
File No. 333-101942    Hartford Leaders Edge 2-3
File No. 333-101948    Hartford Leaders Plus 2-3
File No. 333-101954    Hartford Leaders Outlook 2-3
Nations Outlook VA 2-3
Huntington Hartford Leaders Outlook 2-3
Classic Hartford Leaders Outlook 2-3
Wells Fargo Leaders Outlook 1-2
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook 3
File No. 333-104356    Hartford Leaders Epic

Hartford Life Insurance Company Separate Account Ten (“Registrant”)
File No. 333-101925    Putnam Hartford Capital Manager VIII/VIIIR

Hartford Life Insurance and Annuity Company Separate Account Three (“Registrant”)
File No. 333-119418    Director M
Wells Fargo Director M
File No. 333-119423    Director M Access
File No. 333-119420    Director M Edge
File No. 333-119416    The Director M Plus
File No. 333-119421    The Director M Outlook
Wells Fargo Director M Outlook
File No. 333-136545    The Director

File No. 333-101928	Hartford Select Leaders 2-4
File No. 333-102628    Hartford Select Leaders Outlook 1-2

Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
File No. 333-176152    HPRM III
File No. 333-174679    HPRM Foundation O-Share
File No. 333-168987    HPRM II
File No. 333-168989    HPRM V-A II
File No. 333-148565    HPRM I
File No. 333-159547    HPRM V-A I
File No. 333-136548    HPRM Foundation II
File No. 333-148561    Hartford Leaders IV
File No. 333-148555    Hartford Leaders Edge IV
File No. 333-148566    Hartford Leaders Foundation
File No. 333-101933    Hartford Leaders 2-3
Wells Fargo Leaders 1-2
File No. 333-101936    Hartford Leaders Access 2-3
File No. 333-101943    Hartford Leaders Edge 2-3
File No. 333-101949    Hartford Leaders Plus 2-3
File No. 333-101955    Hartford Leaders Outlook 2-3
Wells Fargo Leaders Outlook 1-2
Hartford Select Leaders Outlook 3
File No. 333-104357    Hartford Leaders Epic

Hartford Life Insurance and Annuity Company Separate Account Ten (“Registrant”)
File No. 333-101926    Putnam Hartford Capital Manager VIII/VIIIR